Organization and Business Description (Details) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 10, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 14, 2020
Organization and Business Description Details [Line Items]
Total assets (in Dollars)		$ 39,975,042	$ 88,175,838
Total liabilities (in Dollars)		24,594,328	72,631,642
Accumulated deficit (in Dollars)		(7,606,597)	(5,334,300)
Operating revenue (in Dollars)		177,933,890	214,405,226	$ 290,376,371
Percentage total revenue				0.03%
Termination contract (in Dollars)				$ (205,249)
ICZOOM Group Inc [Member]
Organization and Business Description Details [Line Items]
Equity interest percentage		100.00%				100.00%
Heng Nuo Chen [Member]
Organization and Business Description Details [Line Items]
Total assets (in Dollars)					$ 5,879
Total liabilities (in Dollars)					$ 325,497
Pai Ming Shenzhen [Member]
Organization and Business Description Details [Line Items]
Total assets (in Dollars)	$ 219,897
Total liabilities (in Dollars)	427,395
Operating revenue (in Dollars)	$ 72,425
Termination contract (in Dollars)				$ 205,249
Other Assets [Member] | Heng Nuo Chen [Member]
Organization and Business Description Details [Line Items]
Percentage of assets					0.01%
Percentage of liabilities					0.41%
Other Assets [Member] | Pai Ming Shenzhen [Member]
Organization and Business Description Details [Line Items]
Percentage of assets	0.60%
Other Liabilities [Member] | Heng Nuo Chen [Member]
Organization and Business Description Details [Line Items]
Accumulated deficit (in Dollars)					$ 305,780
Percentage of accumulated deficit					3.27%
Other Liabilities [Member] | Pai Ming Shenzhen [Member]
Organization and Business Description Details [Line Items]
Percentage of liabilities	0.89%